UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
       [LOGO OMITTED]     CHARTWELL U.S. EQUITY FUND
                          CHARTWELL SMALL CAP VALUE FUND




                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 2006
--------------------------------------------------------------------------------

                         THE ADVISORS' INNER CIRCLE FUND




                This information must be preceded or accompanied
                            by a current prospectus.

                      Investors should read the prospectus
                           carefully before investing.

                           CHARTWELL U.S. EQUITY FUND


Dear Shareholders:

The backdrop in the financial markets in the six month period ended in April 2006 was generally positive for equities. Corporate profits continued their growth pattern, oil prices were mostly contained, and the perception was that the Federal Reserve was nearing the end of their tightening cycle. As a result, investors' preference for risk was unabated despite a material increase in long term interest rates. The S&P 500 rose over 9% without a lot of volatility in the overall averages.

Underneath the surface, however, there existed a bifurcation in the equity markets. The two sides split up roughly around the attributes of 1) smaller cap, more cyclical, more commodity oriented and higher beta (volatility) and 2) larger cap, more defensive, more consumer oriented and lower beta. Despite increases in interest rates which are normally negative for stocks, defensive sectors such as consumer staples and health care were only marginally positive and the Russell 2000 small cap index outperformed the S&P 500 by almost 10% in the first quarter of 2006, a huge disparity in a short period and a good indication of the market's risk preference. This environment has had a profound effect on our portfolios' relative performance-more so than at any other time that we can remember. The U. S. Equity Fund (Institutional Class) returned 8.45%, behind our benchmark's (the S&P 500) performance but consistent with our lower risk investment strategy.

Once again commodity and energy stocks led the market and our under weights there were a negative. News in these sectors usually was the factor determining which areas of the overall market did well. A spill-over effect from a strong 2005 got these stocks off to a strong start in January, but persistent warm weather led to very high oil inventories which caused oil prices to drop sharply as time went on. Geopolitical tensions in Iran and Nigeria kept oil prices from dropping further but in the near term oil supplies seem plentiful. An extreme speculative atmosphere was present in the metals markets as copper and gold prices rose between 50-100%. In addition, more deeply cyclical industrial stocks outperformed our growth/conglomerate holdings in the sector.

On the positive side, our technology and healthcare stock selection was positive, led by a rebound in one of our largest holdings, Cisco Systems. Our investment thesis that this dominant company was far too cheap is finally playing out and has further to go, we believe. Mid cap stocks Amphenol, Affiliated Computer Services, and CACI International also did well.

In healthcare, mid cap stocks Fisher Scientific, Quest Diagnostics, and Thermo Electron all performed well. Our avoidance of highly priced stocks in the orthopedic, medical device, and HMO areas which did poorly also helped on a relative basis. Some of these have become more interesting to us at present.

Some of our largest positions were not as additive as we would have liked, particularly Automatic Data Processing and Omnicom Group. Fundamentals have been better than expected but the stock prices still remain in a narrow trading range. When high quality growth becomes scarcer their relative performance should improve markedly.

The effect of a flatter yield curve and rising interest rates worldwide should cause earnings growth to slow after a strong 4 year run and eventually curb the speculative fervor in the commodities markets. Companies with consistent growth should be more attractive in that environment. Franchise companies, especially in the large cap area are cheaper than they have been in a decade. These represent the bulk of our portfolio as well as many of the largest holdings.


/s/ George H. Burwell


George H. Burwell, CFA
Managing Partner & Portfolio Manager

                         CHARTWELL SMALL CAP VALUE FUND


Dear Shareholders:

Late 2005 and early 2006 produced a steadily-rising market in the face of higher interest rates and the emergence of inflation concerns. Earnings were strong, surprising to the upside in basic materials, capital spending and technology while reflecting modest growth in other groups. The period witnessed investors continuing to embrace riskier strategies as high-yield bonds, emerging markets debt and equities and lower-quality stocks were market leaders. Though the S&P 500 was up nearly 10%, smaller stocks continued their long run of outperformance, with small stocks as measured by the Russell 2000 index up just short of 19%. This trend seems extended, as the vast valuation gap between large and small stocks has largely closed.

The Fund's Institutional Class total return for the six months ending April 30, 2006 of 16.57% lagged the 17.5% return of our benchmark, the Russell 2000 Value index. Reflecting their robust earnings growth, the basic industry, capital spending, energy and technology sectors contributed most to the absolute performance, each rising more than 25%. Investors were not as enthusiastic about steady utility, financial and consumer sector earnings and those segments could not keep pace. The portfolio was allocated favorably relative to these sector performance results.

Our performance relative to the benchmark was unfortunately held back by stock selection difficulties in consumer services, staples and technology. In particular, a handful of our companies-Playtex, Big Five, New York & Co., AMI Semiconductor-demonstrated poor earnings during the period. We nearly overcame these issues with good stock selection in sectors such as energy, basics and financials. WH Energy, AAR Corp. and Advanta offered good returns.

The Federal Reserve has engineered steady interest rate increases which we believe will finally begin to slow the economy in the second half of 2006. We are in the process of reducing economic sensitivity in the portfolio to reflect this reality.

We thank you for your continued support.


/s/ David C. Dalrymple


David C. Dalrymple, CFA
Managing Partner & Portfolio Manager

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)


Sector Weightings+:
[GRAPH OMITTED]
PLOT POINTS FOLLOW:

14.2% COMMERCIAL SERVICES
11.6% MEDICAL PRODUCTS & SERVICES
 8.7% COMPUTERS & SERVICES
 6.3% BANKS
 5.6% FOOD, BEVERAGE & TOBACCO
 5.6% RETAIL
 5.4% COMMUNICATIONS
 4.9% HOUSEHOLD PRODUCTS
 4.6% INSURANCE
 4.4% FINANCIAL SERVICES
 4.2% PETROLEUM REFINING
 3.9% BEAUTY PRODUCTS
 2.7% TRUCKING
 2.6% PERSONAL CREDIT INSTITUTIONS
 2.5% AIRCRAFT
 2.5% CASH EQUIVALENTS
 2.2% NATIONAL COMMERCIAL BANKS
 2.1% PHARMACEUTICALS
 2.0% ELECTRIC SERVICES
 1.5% AUTOPARTS
 1.0% GAS/NATURAL GAS
 0.9% COMPUTER-HARDWARE
 0.6% SECURITIES BROKERAGE/DEALERS
 0.0% PETROLEUM & FUEL PRODUCTS
 0.0% REAL ESTATE INVESTMENT TRUSTS
+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SHARES     CHARTWELL U.S. EQUITY FUND                                   VALUE
--------------------------------------------------------------------------------
           COMMON STOCK (97.97%)
           AIRCRAFT (2.49%)
    4,645  United Technologies ..............................       $   291,752
                                                                    -----------
           AUTOPARTS (1.53%)
    3,180  ITT Industries ...................................           178,811
                                                                    -----------
           BANKS (6.35%)
    7,453  Citigroup ........................................           372,277
    5,407  Wells Fargo ......................................           371,407
                                                                    -----------
                                                                        743,684
                                                                    -----------
           BEAUTY PRODUCTS (3.96%)
    3,050  Colgate-Palmolive ................................           180,316
    4,860  Procter & Gamble .................................           282,901
                                                                    -----------
                                                                        463,217
                                                                    -----------
           COMMERCIAL SERVICES (14.22%)
    4,035  Accenture, Cl A ..................................           117,297
   12,510  Automatic Data Processing ........................           551,441
    2,500  Cintas* ..........................................           104,950
      865  Dun & Bradstreet* ................................            66,622

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)


SHARES     CHARTWELL U.S. EQUITY FUND (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
    1,940  Fiserv* ..........................................       $    87,455
    1,885  Johnson Controls .................................           153,722
    6,490  Omnicom Group ....................................           584,165
                                                                    -----------
                                                                      1,665,652
                                                                    -----------
           COMMUNICATIONS (5.42%)
    1,970  Alltel ...........................................           126,809
   24,245  Cisco Systems* ...................................           507,933
                                                                    -----------
                                                                        634,742
                                                                    -----------
           COMPUTERS & SERVICES (8.72%)
      930  Affiliated Computer Services* ....................            51,857
    2,870  CACI International, Cl A* ........................           179,490
    2,090  CDW ..............................................           124,397
    2,843  International Business Machines ..................           234,092
   17,865  Microsoft ........................................           431,440
                                                                    -----------
                                                                      1,021,276
                                                                    -----------
           COMPUTERS - HARDWARE (0.87%)
    7,550  EMC/Mas* .........................................           102,001
                                                                    -----------
           ELECTRICAL SERVICES (2.00%)
    4,345  Exelon ...........................................           234,630
                                                                    -----------
           FINANCIAL SERVICES (4.37%)
    3,417  Freddie Mac ......................................           208,642
    2,225  Merrill Lynch ....................................           169,678
    2,082  Morgan Stanley ...................................           133,873
                                                                    -----------
                                                                        512,193
                                                                    -----------
           FOOD, BEVERAGE & TOBACCO (5.62%)
    2,700  Kellogg ..........................................           125,037
    2,590  McCormick & Co ...................................            90,210
    7,605  PepsiCo ..........................................           442,915
                                                                    -----------
                                                                        658,162
                                                                    -----------
           GAS/NATURAL GAS (1.05%)
    2,190  Praxair ..........................................           122,925
                                                                    -----------
           HOUSEHOLD PRODUCTS (4.93%)
   16,676  General Electric .................................           576,823
                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)


SHARES     CHARTWELL U.S. EQUITY FUND (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
           INSURANCE (4.59%)
    3,775  Aflac ............................................       $   179,464
    5,480  American International Group .....................           357,570
                                                                    -----------
                                                                        537,034
                                                                    -----------
           MEDICAL PRODUCTS & SERVICES (11.65%)
    6,357  Abbott Laboratories ..............................           271,698
    1,980  Charles River Laboratories International* ........            93,555
    1,940  Eli Lilly ........................................           102,665
    2,490  Fisher Scientific International* .................           175,669
    4,550  IMS Health .......................................           123,669
    5,150  Johnson & Johnson ................................           301,841
    2,950  Novartis ADR* ....................................           169,654
    2,250  Quest Diagnostics ................................           125,393
                                                                    -----------
                                                                      1,364,144
                                                                    -----------
           NATIONAL COMMERCIAL BANKS (2.17%)
    5,550  Marshall & Ilsley ................................           253,746
                                                                    -----------
           PERSONAL CREDIT INSTITUTIONS (2.57%)
    5,590  American Express .................................           300,798
                                                                    -----------
           PETROLEUM REFINING (4.45%)
    8,266  Exxon Mobil ......................................           521,419
                                                                    -----------
           PHARMACEUTICALS (2.10%)
    5,050  Wyeth ............................................           245,784
                                                                    -----------
           RETAIL (5.58%)
    5,525  Home Depot .......................................           220,613
    4,395  Lowe's ...........................................           277,105
    3,450  Wal-Mart Stores ..................................           155,353
                                                                    -----------
                                                                        653,071
                                                                    -----------
           SECURITIES BROKERAGE/DEALERS (0.63%)
    1,498  Ameriprise Financial .............................            73,462
                                                                    -----------
           TRUCKING (2.70%)
    3,900  United Parcel Service, Cl B ......................           316,173
                                                                    -----------
           TOTAL COMMON STOCK
             (Cost $10,617,640) .............................        11,471,499
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)


SHARES     CHARTWELL U.S. EQUITY FUND (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
           CASH EQUIVALENTS (2.48%)
  102,695  SEI Daily Income Trust, Money Market Fund,
             Cl A, 4.63%+ ...................................       $   102,695
  187,338  SEI Daily Income Trust, Prime Obligations Fund,
             Cl A, 4.79%+ ...................................           187,338
                                                                    -----------
           TOTAL CASH EQUIVALENTS (Cost $290,033) ...........           290,033
                                                                    -----------
           TOTAL INVESTMENTS (100.45%)(Cost $10,907,673) ....        11,761,532
                                                                    -----------
           OTHER ASSETS & LIABILITIES (-0.45)%
           Receivable from Advisor ..........................             2,165
           Payable for Investment Securities Purchased ......           (46,431)
           Payable for Trustees' Fees .......................            (1,931)
           Payable for Chief Compliance Officer Fees ........            (3,157)
           Payable for Distribution Fees ....................                (5)
           Payable for Administration Fees ..................              (953)
           Other Assets and Liabilities, Net ................            (2,313)
                                                                    -----------
           TOTAL OTHER ASSETS & LIABILITIES .................           (52,625)
                                                                    -----------
           NET ASSETS (100.00%) .............................       $11,708,907
                                                                    ===========
NET ASSETS:
           Paid-in-Capital (unlimited authorization --
             no par value) ..................................       $14,873,896
           Undistributed net investment income ..............            30,036
           Accumulated net realized loss on investments .....        (4,048,884)
           Net unrealized appreciation on investments .......           853,859
                                                                    -----------
           Net Assets .......................................       $11,708,907
                                                                    ===========
           Net Asset Value, Offering and Redemption
             Price Per Share -- Advisor Class
             ($1,068.58 / 100.931 shares) ...................            $10.59
                                                                         ======

           Net Asset Value, Offering and Redemption
             Price Per Share -- Institutional Class
             ($11,707,838 / 1,101,864 shares) ...............            $10.63
                                                                         ======
* Non-income producing security
+ Rate shown is the 7-day effective yield as of April 30, 2006.
ADR -- American Depositary Receipt
Cl -- Class


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)



Sector Weightings+:
[GRAPH OMITTED]
PLOT POINTS FOLLOW:
10.1% BANKS
 8.2% COMPUTERS & SERVICES
 7.4% INSURANCE
 7.3% RETAIL
 7.1% REAL ESTATE INVESTMENT TRUSTS
 5.3% MACHINERY
 4.9% SEMI-CONDUCTORS/INSTRUMENTS
 3.6% PETROLEUM & FUEL PRODUCTS
 3.4% COMMUNICATIONS
 3.3% ELECTRIC SERVICES
 3.0% BUILDING & CONSTRUCTION SUPPLIES
 2.9% AEROSPACE & DEFENSE
 2.5% ELECTRICAL EQUIPMENT
 2.2% PERSONAL CREDIT INSTITUTIONS
 1.9% APPAREL/TEXTILES
 1.8% CHEMICALS
 1.7% CASH EQUIVALENTS
 1.7% GLASS PRODUCTS
 1.6% AUTOMOTIVE
 1.6% COAL MINING
 1.5% COMPUTER SERVICES
 1.4% TELEPHONES & TELECOMMUNICATIONS
 1.4% BEAUTY PRODUCTS
 1.3% MARINE TRANSPORTATION
 1.2% NATIONAL COMMERCIAL BANKS
 1.2% STEEL & STEEL WORKS
 1.2% GAS/NATURAL GAS
 1.0% RAILROADS
 0.9% METALS
 0.8% PETROLEUM REFINING
 0.7% COMMERCIAL SERVICES
 0.6% AIRCONDITIONING AND HEATING
 0.2% MEDICAL
+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.



SHARES     CHARTWELL SMALL CAP VALUE FUND                               VALUE
--------------------------------------------------------------------------------
           COMMON STOCK (98.53%)
           AEROSPACE & DEFENSE (2.91%)
   14,077  AAR* .............................................       $   375,574
   14,152  BE Aerospace* ....................................           368,377
                                                                    -----------
                                                                        743,951
                                                                    -----------
           AIR CONDITIONING AND HEATING (0.60%)
    7,705  Goodman Global* ..................................           152,559
                                                                    -----------
           APPAREL/TEXTILES (1.91%)
    5,862  Oxford Industries ................................           256,170
   10,375  Warnaco Group* ...................................           231,155
                                                                    -----------
                                                                        487,325
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)


SHARES     CHARTWELL SMALL CAP VALUE FUND (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
           AUTOMOTIVE (1.65%)
    9,028  GATX .............................................       $   422,510
                                                                    -----------
           BANKS (10.14%)
    6,925  Central Pacific Financial ........................           262,458
   15,700  Commercial Capital Bancorp .......................           246,019
    6,376  Cullen/Frost Bankers .............................           369,043
    9,954  First Midwest Bancorp ............................           358,643
   11,975  Placer Sierra Bancshares .........................           317,936
   11,747  Signature Bank* ..................................           415,491
    8,400  Sterling Financial ...............................           270,060
    9,736  United Bankshares ................................           355,169
                                                                    -----------
                                                                      2,594,819
                                                                    -----------
           BEAUTY PRODUCTS (1.36%)
    9,650  Chattem* .........................................           347,690
                                                                    -----------
           BUILDING & CONSTRUCTION SUPPLIES (2.97%)
   17,625  Griffon* .........................................           470,059
    5,125  Texas Industries .................................           290,587
                                                                    -----------
                                                                        760,646
                                                                    -----------
           CHEMICALS (1.77%)
   31,875  Hercules* ........................................           452,944
                                                                    -----------
           COAL MINING (1.59%)
   39,525  International Coal Group* ........................           407,108
                                                                    -----------
           COMMERCIAL SERVICES (0.75%)
    3,844  EMCOR Group* .....................................           192,392
                                                                    -----------
           COMMUNICATIONS (3.44%)
   10,187  Anixter International ............................           517,907
   29,288  Mastec* ..........................................           361,121
                                                                    -----------
                                                                        879,028
                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)


SHARES     CHARTWELL SMALL CAP VALUE FUND (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
           COMPUTER SERVICES (9.77%)
   12,925  EnPro Industries* ................................       $   476,674
   12,775  Hutchinson Technology* ...........................           303,662
   11,850  Internet Security Systems* .......................           265,914
   35,460  Parametric Technology* ...........................           529,772
   21,225  Perot Systems, Cl A* .............................           320,073
   10,150  RSA Security* ....................................           212,541
   25,225  SSA Global Technologies* .........................           390,988
                                                                    -----------
                                                                      2,499,624
                                                                    -----------
           CONSUMER PRODUCTS (1.66%)
   10,760  RC2* .............................................           425,450
                                                                    -----------
           ELECTRICAL EQUIPMENT (2.47%)
    3,625  Lincoln Electric Holdings ........................           198,686
    7,025  Rogers* ..........................................           433,443
                                                                    -----------
                                                                        632,129
                                                                    -----------
           ELECTRICAL SERVICES (3.34%)
   60,100  Aquila* ..........................................           260,233
    7,799  NorthWestern .....................................           273,979
   12,697  PNM Resources ....................................           321,361
                                                                    -----------
                                                                        855,573
                                                                    -----------
           FINANCIAL SERVICES (1.68%)
   18,250  Waddell & Reed Financial .........................           429,240
                                                                    -----------
           GAS/NATURAL GAS (1.16%)
   59,600  Dynegy, Cl A* ....................................           296,212
                                                                    -----------
           GLASS PRODUCTS (1.75%)
   27,538  Apogee Enterprises ...............................           446,942
                                                                    -----------
           INSURANCE (7.40%)
    4,868  AmerUs Group .....................................           285,508
    7,050  Arch Capital Group* ..............................           428,287
   15,650  Aspen Insurance Holdings .........................           381,078
    6,800  RLI ..............................................           337,280
    8,450  Triad Guaranty* ..................................           460,694
                                                                    -----------
                                                                      1,892,847
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)


SHARES     CHARTWELL SMALL CAP VALUE FUND (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
           MACHINERY (5.29%)
    8,600  Crane ............................................       $   363,350
    8,350  Global Imaging Systems* ..........................           311,873
   11,199  Kadant* ..........................................           264,408
   17,415  RBC Bearings* ....................................           412,561
                                                                    -----------
                                                                      1,352,192
                                                                    -----------
           MARINE TRANSPORTATION (1.30%)
    6,145  American Commercial Lines* .......................           331,400
                                                                    -----------
           MEDICAL (0.20%)
    2,728  Bio-Reference Labs* ..............................            52,105
                                                                    -----------
           MEDICAL/HEALTH CARE (1.70%)
   25,650  Gentiva Health Services* .........................           434,511
                                                                    -----------
           METALS (0.94%)
   15,077  Crown Holdings* ..................................           241,684
                                                                    -----------
           NATIONAL COMMERCIAL BANKS (1.20%)
    4,475  Alabama National Bancorp .........................           308,238
                                                                    -----------
           PERSONAL CREDIT INSTITUTIONS (2.16%)
   14,475  Advanta, Cl B ....................................           552,366
                                                                    -----------
           PETROLEUM & FUEL PRODUCTS (3.66%)
    5,433  SEACOR Holdings* .................................           480,549
    9,062  W-H Energy Services* .............................           455,365
                                                                    -----------
                                                                        935,914
                                                                    -----------
           PETROLEUM REFINING (0.82%)
   10,340  Western Refining* ................................           209,178
                                                                    -----------
           RAILROADS (0.96%)
    6,902  American Railcar Industries* .....................           246,401
                                                                    -----------
           REAL ESTATE INVESTMENT TRUSTS (7.13%)
    2,825  Alexandria Real Estate Equities ..................           255,945
    8,317  BioMed Realty Trust ..............................           230,215
   15,797  Cedar Shopping Centers ...........................           233,006

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)


SHARES     CHARTWELL SMALL CAP VALUE FUND (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
    9,240  First Potomac Realty Trust .......................       $   254,932
    5,675  Home Properties of New York ......................           283,863
    6,200  Mid-America Apartment Communities ................           328,600
    5,824  Reckson Associates Realty ........................           236,920
                                                                    -----------
                                                                      1,823,481
                                                                    -----------
           RETAIL (7.31%)
   14,491  Big 5 Sporting Goods .............................           268,518
   29,925  HOT Topic* .......................................           443,788
   12,675  Insight Enterprises* .............................           250,585
    9,600  Knoll ............................................           208,800
   25,850  New York* ........................................           402,484
   13,550  Petco Animal Supplies* ...........................           296,745
                                                                    -----------
                                                                      1,870,920
                                                                    -----------
           SEMI-CONDUCTORS/INSTRUMENTS (4.89%)
   20,175  Benchmark Electronics* ...........................           550,777
   24,875  Fairchild Semiconductor International* ...........           514,166
   12,225  Integrated Device Technology* ....................           186,065
                                                                    -----------
                                                                      1,251,008
                                                                    -----------
           STEEL & STEEL WORKS (1.20%)
    4,900  Steel Dynamics ...................................           305,956

           TELEPHONES & TELECOMMUNICATIONS (1.45%)
   29,336  Alaska Communications Systems Group ..............           369,927
                                                                    -----------
           TOTAL COMMON STOCK
             (Cost $21,257,541) .............................        25,204,270
                                                                    -----------
           CASH EQUIVALENTS (1.81%)
  168,586  SEI Daily Income Trust, Money Market Fund,
             Cl A, 4.63%+ ...................................           168,586
  293,963  SEI Daily Income Trust, Prime Obligations Fund,
             Cl A, 4.79%+ ...................................           293,963
                                                                    -----------
           TOTAL CASH EQUIVALENTS (Cost $462,549) ...........           462,549
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)


           CHARTWELL SMALL CAP VALUE FUND (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
           TOTAL INVESTMENTS (100.34%)(Cost $21,720,090) ....       $25,666,819
                                                                    -----------
           OTHER ASSETS & LIABILITIES (-0.34%)
           Payable for Investment Securities Purchased ......          (288,350)
           Payable for Advisory Fees ........................            (7,390)
           Payable for Chief Compliance Officer Fees ........            (6,383)
           Payable for Trustees' Fees .......................            (2,521)
           Payable for Administration Fees ..................            (2,076)
           Other Assets and Liabilities, Net ................           220,486
                                                                    -----------
           TOTAL OTHER ASSETS AND LIABILITIES ...............           (86,234)
                                                                    -----------
           NET ASSETS (100.00%) .............................       $25,580,585
                                                                    ===========
           NET ASSETS:
           Paid-in-Capital (unlimited authorization --
             no par value) ..................................       $20,141,950
           Distributions in excess of net investment income             (10,366)
           Accumulated net realized gain on investments .....         1,502,272
           Net unrealized appreciation on investments .......         3,946,729
                                                                    -----------
           Net Assets .......................................       $25,580,585
                                                                    ===========
           Net Asset Value, Offering and Redemption
             Price Per Share -- Advisor Class
             ($1,538.76 / 91.839 shares) ....................            $16.75
                                                                         ======
           Net Asset Value, Offering and Redemption
             Price Per Share -- Institutional Class
             ($25,579,046 / 1,518,635 shares) ...............            $16.84
                                                                         ======

* Non-income producing security
+ The rate shown is the 7-day effective yield as of April 30, 2006.
Cl -- Class


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND



                                                                    CHARTWELL
                                                                   U.S. EQUITY
                                                                      FUND
--------------------------------------------------------------------------------
                                                                   NOVEMBER 1,
                                                                     2005 TO
                                                                  APRIL 30, 2006
                                                                    (UNAUDITED)
--------------------------------------------------------------------------------
Investment Income:
   Dividend Income ............................................     $ 91,572
   Interest Income ............................................        4,702
--------------------------------------------------------------------------------
     Total Investment Income ..................................       96,274
--------------------------------------------------------------------------------
Expenses:
   Advisory Fees (Note 5) .....................................       28,843
   Administration Fees (Note 4) ...............................        5,769
   Distribution Fees --Advisor Class (Note 4) .................            2
   Chief Compliance Officer Fees ..............................        3,082
   Professional Fees ..........................................       18,559
   Transfer Agent Fees ........................................       14,630
   Printing Fees ..............................................        5,687
   Trustee Fees ...............................................        3,979
   Custodian Fees .............................................        2,148
   Registration Fees ..........................................        1,675
   Other Expenses .............................................        1,834
--------------------------------------------------------------------------------
   Total Expenses .............................................       86,208
--------------------------------------------------------------------------------
     Less: Advisory Fee Waiver (Note 5) .......................      (28,843)
           Reimbursement of Other Fees (Note 5) ...............      (14,098)
--------------------------------------------------------------------------------
   Total Net Expenses .........................................       43,267
--------------------------------------------------------------------------------
     Net Investment Income ....................................       53,007
--------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments:
   Net Realized Gain on Investments ...........................      344,429
   Net Change in Unrealized Appreciation on Investments .......      519,912
--------------------------------------------------------------------------------
   Net Realized and Unrealized Gain on Investments ............      864,341
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations .......     $917,348
================================================================================








    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND



                                                                    CHARTWELL
                                                                 SMALL CAP VALUE
                                                                      FUND
--------------------------------------------------------------------------------
                                                                   NOVEMBER 1,
                                                                     2005 TO
                                                                  APRIL 30, 2006
                                                                    (UNAUDITED)
--------------------------------------------------------------------------------
Investment Income:
   Dividend Income ............................................   $  125,124
   Interest Income ............................................       15,489
   Less: Foreign Tax Withheld .................................          (98)
--------------------------------------------------------------------------------
     Total Investment Income ..................................      140,515
--------------------------------------------------------------------------------
Expenses:
   Advisory Fees (Note 5) .....................................       95,083
   Administration Fees (Note 4) ...............................       11,885
   Distribution Fees - Advisor Class (Note 4) .................            2
   Chief Compliance Officer Fees ..............................        4,980
   Professional Fees ..........................................       33,937
   Transfer Agent Fees ........................................       16,467
   Printing Fees ..............................................       11,151
   Trustee Fees ...............................................        6,484
   Custodian Fees .............................................        5,201
   Registration Fees ..........................................          945
   Other Expenses .............................................        4,354
--------------------------------------------------------------------------------
   Total Expenses .............................................      190,489
--------------------------------------------------------------------------------
     Less: Advisory Fee Waiver (Note 5) .......................      (59,746)
--------------------------------------------------------------------------------
   Total Net Expenses .........................................      130,743
--------------------------------------------------------------------------------
     Net Investment Income ....................................        9,772
--------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments:
   Net Realized Gain on Investments ...........................    1,565,673
   Net Change in Unrealized Appreciation on Investments .......    2,076,897
--------------------------------------------------------------------------------
   Net Realized and Unrealized Gain on Investments ............    3,642,570
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations .......   $3,652,342
================================================================================



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND



                                                  CHARTWELL U.S. EQUITY FUND
                                                 ----------------------------
                                                  NOVEMBER 1,           YEAR
                                                    2005 TO             ENDED
                                                APRIL 30, 2006       OCTOBER 31,
                                                 (UNAUDITED)            2005
--------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income .................        $   53,007        $   116,086
   Net Realized Gain on Investments ......           344,429             63,962
   Net Change in Unrealized Appreciation
     on Investments ......................           519,912            220,960
--------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ...........           917,348            401,008
--------------------------------------------------------------------------------
DIVIDENDS:
   Net Investment Income:
     Advisor Class .......................                (5)                (6)
     Institutional Class .................           (80,641)           (91,439)
--------------------------------------------------------------------------------
   TOTAL DIVIDENDS .......................           (80,646)           (91,445)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Issued
     Advisor Class .......................                --                 --
     Institutional Class .................            27,677            961,317
   In Lieu of Cash Distributions
     Advisor Class .......................                 5                  6
     Institutional Class .................            56,691             64,744
   Redeemed
     Advisor Class .......................                --                 --
     Institutional Class .................          (532,036)          (920,890)
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      from Capital Share Transactions ....          (447,663)           105,177
--------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS ..........           389,039            414,740
--------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period ...................        11,319,868         10,905,128
--------------------------------------------------------------------------------
   END OF PERIOD* ........................       $11,708,907        $11,319,868
================================================================================
* Includes undistributed net investment income of $30,036 and $57,675 for the period ended April 30, 2006, and the year ended October 31, 2005, respectively.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND



                                                  CHARTWELL U.S. EQUITY FUND
                                                 ----------------------------
                                                  NOVEMBER 1,           YEAR
                                                    2005 TO             ENDED
                                                APRIL 30, 2006       OCTOBER 31,
                                                 (UNAUDITED)            2005
--------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income .................     $       9,772    $     53,219
   Net Realized Gain on Investments ......         1,565,673       3,668,082(1)
   Net Change in Unrealized Appreciation/
     (Depreciation) on Investments .......         2,076,897        (841,848)
--------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ...........         3,652,342       2,879,453
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
     Advisor Class .......................                --              --
     Institutional Class .................           (60,766)        (22,823)
   Net Realized Capital Gain:
     Advisor Class .......................              (185)           (170)
     Institutional Class .................        (3,084,906)     (3,934,233)
--------------------------------------------------------------------------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .....        (3,145,857)     (3,957,226)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Issued
     Advisor Class .......................                --              --
     Institutional Class .................           746,500         862,168
   In Lieu of Cash Distribution
     Advisor Class .......................               185             170
     Institutional Class .................         3,068,788       3,954,929
   Redeemed
     Advisor Class .......................                --              --
     Institutional Class .................          (674,486)     (9,497,952)(2)
--------------------------------------------------------------------------------
   Net Increase/(Decrease) in Net Assets
      from Capital Share Transactions ....         3,140,987      (4,680,685)
--------------------------------------------------------------------------------
   TOTAL INCREASE/(DECREASE) IN NET ASSETS         3,647,472      (5,758,458)
--------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period ...................        21,933,113      27,691,571
--------------------------------------------------------------------------------
   END OF PERIOD* ........................       $25,580,585     $21,933,113
================================================================================
  * Includes (distributions in excess of) undistributed net investment income of ($10,366) and $33,862 for the period ended April 30, 2006, and the year ended October 31, 2005, respectively.
(1) Includes realized gain of $616,269 due to in-kind redemption (see Note 9).
(2) Includes redemptions as a result of an in-kind transfer of securities
    (see Note 9).



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL U.S. EQUITY FUND                       THE ADVISORS' INNER CIRCLE FUND



FINANCIAL HIGHLIGHTS

                                                                                         SELECTED PER SHARE DATA & RATIOS
                                                                           FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           ADVISOR CLASS
                                       -----------------------------------------------------------------------------------
                                          NOVEMBER 1,     YEAR          YEAR       DECEMBER 7,   SEPTEMBER 1,   MARCH 1,
                                           2005 TO       ENDED          ENDED        2002 TO       2002 TO     2002++ TO
                                       APRIL 30, 2006  OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   DECEMBER 6,   AUGUST 31,
                                         (UNAUDITED)      2005          2004          2003          2002*         2002
                                       -------------- ------------  ------------  ------------  ------------  ------------
Net Asset Value,
  Beginning of Period .................... $ 9.83       $ 9.55         $ 8.95        $ 8.16        $ 8.64        $10.57
                                           ------       ------         ------        ------        ------        ------
Income from
  Investment Operations:
     Net Investment Income ...............   0.03(2)      0.07(2)(3)     0.03          0.11(2)       0.04          0.05
     Net Realized and
       Unrealized Gain/(Loss)
       on Investments ....................   0.78(2)      0.27(2)        0.84          0.88(2)      (0.52)        (1.98)
                                           ------       ------         ------        ------        ------        ------
Total from Investment
   Operations ............................   0.81         0.34           0.87          0.99         (0.48)        (1.93)
                                           ------       ------         ------        ------        ------        ------
Less Dividends:
       Net Investment Income .............  (0.05)       (0.06)         (0.27)        (0.20)           --            --
                                           ------       ------         ------        ------        ------        ------
Total Dividends ..........................  (0.05)       (0.06)         (0.27)        (0.20)           --            --
                                           ------       ------         ------        ------        ------        ------
Net Asset Value, End of Period ........... $10.59       $ 9.83         $ 9.55        $ 8.95        $ 8.16        $ 8.64
                                           ======       ======         ======        ======        =====-        ======
TOTAL RETURN(1) ..........................   8.22%        3.49%          9.92%        12.46%        (5.56)%      (18.26)%
                                           ======       ======         ======        ======        =====-        ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ........................... $    1       $    1         $    1        $    1        $    1        $    1
Ratio of Expenses to
   Average Net Assets:
   Before Expense Waiver
     and/or Reimbursement ................   1.75%**      1.50%          1.49%         1.47%**       1.81%**       1.53%**
   After Expense Waiver
     and/or Reimbursement ................   1.00%**      1.00%          1.00%         1.00%**       1.00%**       1.00%**
Ratio of Net Investment
   Income to Average Net Assets:
   After Expense Waiver
     and/or Reimbursement ................   0.57%**      0.69%(3)       0.29%         1.54%**       2.12%**       1.14%**
Portfolio Turnover Rate ..................  24.57%       66.18%        157.00%       183.74%        65.60%       190.54%

   ++ Commencement of operations for Advisor Class.
    * After the close of business on December 6, 2002, the Advisors' Inner Circle Fund Chartwell Large Cap Core Fund acquired the assets of the AST Chartwell Large Cap Value Fund. The operations of the Advisors'
      Inner Circle Fund Chartwell Large Cap Core Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Large Cap Value Fund. See Note 1 in Notes to Financial Statements.
   ** Annualized.
  (1) Total return is for the period indicated and has not been annualized. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns would have been lower had certain fees not been waived and/or expenses assumed by the Advisor during the periods indicated.
  (2) Per share net investment income and net realized and unrealized gain/(loss) calculated using average shares.
  (3) Net investment income per share and the ratio of net investment income to average net assets include $0.04 and 0.40%, respectively, resulting from an extraordinary dividend from Microsoft in November 2004.
Amounts designated as "--" are $0 or have been rounded to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                                         SELECTED PER SHARE DATA & RATIOS
                                                                           FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            INSTITUTIONAL CLASS
                                     -------------------------------------------------------------------------------------------
                                        NOVEMBER 1,     YEAR          YEAR       DECEMBER 7,   SEPTEMBER 1,   YEAR       YEAR
                                         2005 TO       ENDED          ENDED        2002 TO       2002 TO      ENDED      ENDED
                                     APRIL 30, 2006  OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   DECEMBER 6,  AUGUST 31  AUGUST 31
                                       (UNAUDITED)      2005          2004          2003          2002*       2002       2001
                                     -------------- ------------  ------------  ------------  ------------ ---------------------
Net Asset Value,
  Beginning of Period .................  $  9.87      $  9.59        $  8.99        $ 8.19       $  8.67      $ 10.38   $ 10.63
                                         -------      -------        -------        ------       -------      -------   -------
Income from Investment Operations:
   Net Investment Income ..............     0.05(2)      0.10(2)(3)     0.04          0.13(2)       0.05         0.14      0.04
   Net Realized and
     Unrealized Gain
     /(Loss) on Investments ...........     0.78(2)      0.26(2)        0.85          0.87(2)      (0.53)       (1.75)    (0.23)
                                         -------      -------        -------        ------       -------      -------   -------
Total from Investment Operations ......     0.83         0.36           0.89          1.00         (0.48)       (1.61     (0.19)
                                         -------      -------        -------        ------       -------      -------   -------
Less Dividends and Distributions:
   Net Investment Income ..............    (0.07)       (0.08)         (0.29)        (0.20)           --        (0.10)    (0.03)
   Net Realized Gain ..................       --           --             --            --            --           --     (0.03)
                                         -------      -------        -------        ------       -------      -------   -------
Total Dividends and
   Distributions ......................    (0.07)       (0.08)         (0.29)        (0.20)           --        (0.10)    (0.06)
                                         -------      -------        -------        ------       -------      -------   -------
Net Asset Value,
   End of Period ......................  $ 10.63      $  9.87        $  9.59        $ 8.99       $  8.19      $  8.67   $ 10.38
                                         =======      =======        =======        ======       =======      =======   =======
TOTAL RETURN(1) .......................     8.45%        3.71%         10.12%        12.54%        (5.54)%     (15.65)%   (1.85)%
                                         =======      =======        =======        ======       =======      =======   =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ........................  $11,708      $11,319        $10,904        $8,620       $18,597      $20,053   $27,477
Ratio of Expenses to
   Average Net Assets:
   Before Expense
      Waiver and/or
      Reimbursement ...................      1.49%**      1.28%          1.24%         1.22%**       1.56%**      1.22%     1.18%
   After Expense
      Waiver and/or
      Reimbursement ...................      0.75%**      0.75%          0.75%         0.75%**       0.75%**      0.75%     0.75%
Ratio of Net Investment
   Income to Average Net Assets:
   After Expense
      Waiver and/or
      Reimbursement ...................      0.92%**      1.00%(3)       0.54%         1.79%**       2.37%**      1.40%     1.18%
Portfolio Turnover Rate ...............     24.57%       66.18%        157.00%       183.74%        65.60%      190.54%   173.68%

    * After the close of business on December 6, 2002, the Advisors' Inner Circle Fund Chartwell Large Cap Core Fund acquired the assets of the AST Chartwell Large Cap Value Fund. The operations of the Advisors' Inner Circle Fund Chartwell Large Cap Core Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Large Cap Value Fund. See
       Note 1 in Notes to Financial Statements.
    ** Annualized.
   (1) Total return is for the period indicated and has not been annualized. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns would have been lower had certain fees not been waived and/or expenses assumed by the Advisor during the periods indicated.
   (2) Per share net investment income and net realized and unrealized gain/(loss) calculated using average shares.
   (3) Net investment income per share and the ratio of net investment income to average net assets include $0.04 and 0.40%, respectively, resulting from an extraordinary dividend from Microsoft in November 2004.

    Amounts designated as "--" are $0 or have been rounded to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL SMALL CAP VALUE FUND                   THE ADVISORS' INNER CIRCLE FUND



FINANCIAL HIGHLIGHTS

                                                                                         SELECTED PER SHARE DATA & RATIOS
                                                                           FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           ADVISOR CLASS
                                       -----------------------------------------------------------------------------------
                                          NOVEMBER 1,     YEAR          YEAR       DECEMBER 7,   SEPTEMBER 1,   MARCH 1,
                                           2005 TO       ENDED          ENDED        2002 TO       2002 TO     2002++ TO
                                       APRIL 30, 2006  OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   DECEMBER 6,   AUGUST 31,
                                         (UNAUDITED)      2005          2004          2003          2002*        2002
                                       -------------- ------------  ------------  ------------  ------------  ------------
Net Asset Value,
   Beginning of Period                     $16.58       $17.00         $14.61        $12.70        $12.98        $14.83
                                           ------       ------         ------        ------        ------        ------
Income from
   Investment Operations:
     Net Investment
       Income/(Loss)                        (0.01)(2)     0.01(2)       (0.01)(2)      0.01          0.01         (0.01)
                                           ------       ------         ------        ------        ------        ------
     Net Realized and
       Unrealized Gain/(Loss)
       on Investments                        2.51(2)      2.03(2)        2.42(2)       2.18         (0.29)        (1.84)
                                           ------       ------         ------        ------        ------        ------

Total from Investment Operations             2.50         2.04           2.41          2.19         (0.28)        (1.85)
                                           ------       ------         ------        ------        ------        ------
Less Dividends and Distributions:
     Net Investment Income                  (0.01)          --          (0.02)        (0.04)           --            --
     Net Realized Gain                      (2.32)       (2.46)            --         (0.24)           --            --
                                           ------       ------         ------        ------        ------        ------
Total Dividends and Distributions           (2.33)       (2.46)         (0.02)        (0.28)           --            --
                                           ------       ------         ------        ------        ------        ------
Net Asset Value, End of Period             $16.75       $16.58         $17.00        $14.61        $12.70        $12.98
                                           ======       ======         ======        ======        ======        ======
TOTAL RETURN(1)                             16.48%       12.52%         16.50%        17.65%        (2.16)%      (12.47)%
                                           ======       ======         ======        ======        ======        ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands)                             $    2       $    1         $    1        $  132        $  113        $  100
   Ratio of Expenses to
     Average Net Assets:
Before Expense Waiver
   and/or Reimbursement                      1.89%**      1.83%          1.56%         1.68%**       2.43%**       2.40%**
After Expense Waiver
   and/or Reimbursement                      1.35%**      1.35%          1.35%         1.35%**       1.35%**       1.35%**
Ratio of Net Investment
   Income/(Loss) to Average Net Assets:
After Expense Waiver
   and/or Reimbursement                     (0.18)%**     0.04%         (0.15)%        0.10%**       0.33%**      (0.14)%**
Portfolio Turnover Rate                     59.09%      102.85%        128.32%        84.00%        18.39%        52.09%

   ++ Commencement of operations for Advisor Class.
    * After the close of business on December 6, 2002, the Advisors' Inner Circle Fund Chartwell Small Cap Value Fund acquired the assets of the AST Chartwell Small Cap Value Fund. The operations of the Advisors' Inner Circle Fund Chartwell Small Cap Value Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Small Cap Value Fund. See
      Note 1 in Notes to Financial Statements.
   ** Annualized.
  (1) Total return is for the period indicated and has not been annualized. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns would have been lower had certain fees not been waived and/or expenses assumed by the Advisor during the periods indicated.
  (2) Per share net investment income/(loss) and net realized and unrealized gain/(loss) calculated using average shares.
   Amounts designated as "--" are $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL SMALL CAP VALUE FUND                   THE ADVISORS' INNER CIRCLE FUND



                                                                                         SELECTED PER SHARE DATA & RATIOS
                                                                           FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           INSTITUTIONAL CLASS
                                     -------------------------------------------------------------------------------------------
                                        NOVEMBER 1,     YEAR          YEAR       DECEMBER 7,   SEPTEMBER 1,   YEAR       YEAR
                                         2005 TO       ENDED          ENDED        2002 TO       2002 TO      ENDED      ENDED
                                     APRIL 30, 2006  OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   DECEMBER 6,  AUGUST 31  AUGUST 31
                                       (UNAUDITED)      2005          2004          2003          2002*       2002       2001
                                     -------------- ------------  ------------  ------------  ------------ ---------------------
Net Asset Value,
  Beginning of Period ............       $ 16.68      $ 17.06        $ 14.64       $ 12.71       $ 12.97      $ 14.51    $12.75
                                         -------      -------        -------       -------       -------      -------    ------
Income from
  Investment Operations:
     Net Investment
       Income ....................          0.01(2)      0.03(2)        0.02(2)       0.03          0.02         0.04      0.07
     Net Realized and
       Unrealized Gain/
       (Loss) on
       Investments ...............          2.51(2)      2.06(2)        2.44(2)       2.18         (0.28)       (0.93)     2.33
                                         -------      -------        -------       -------       -------      -------    ------
Total from Investment
  Operations .....................          2.52         2.09           2.46          2.21         (0.26)       (0.89)     2.40
                                         -------      -------        -------       -------       -------      -------    ------
Less Dividends and
  Distributions:
     Net Investment Income .......         (0.04)       (0.01)         (0.04)        (0.04)           --        (0.04)    (0.05)
     Net Realized Gain ...........         (2.32)       (2.46)            --         (0.24)           --        (0.61)    (0.59)
                                         -------      -------        -------       -------       -------      -------    ------
Total Dividends and
  Distributions ..................         (2.36)       (2.47)         (0.04)        (0.28)           --        (0.65)    (0.64)
                                         -------      -------        -------       -------       -------      -------    ------
Net Asset Value,
  End of Period ..................       $ 16.84      $ 16.68        $ 17.06       $ 14.64       $ 12.71      $ 12.97    $14.51
                                         =======      =======        =======       =======       =======      =======    ======
TOTAL RETURN(1) ..................         16.57%       12.82%         16.85%        17.81%        (2.00)%      (6.40)%   19.20%
                                         =======      =======        =======       =======       =======      =======    ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
  (Thousands) ....................       $25,579      $21,932        $27,691       $25,872       $16,120      $12,734    $6,307
Ratio of Expenses to
  Average Net Assets:
     Before Expense
       Waiver and/or
       Reimbursement .............          1.60%**      1.51%          1.31%         1.43%**       2.18%**      2.19%     3.31%
     After Expense
       Waiver and/or
       Reimbursement .............          1.10%**      1.10%          1.10%         1.10%**       1.10%**      1.10%     1.10%
Ratio of Net Investment
  Income to Average
  Net Assets:
  After Expense
     Waiver and/or
     Reimbursement ...............          0.14%**      0.21%          0.10%         0.35%**       0.58%**      0.28%     0.62%
Portfolio Turnover Rate ..........         59.09%      102.85%        128.32%        84.00%        18.39%       52.09%    68.13%

    * After the close of business on December 6, 2002, the Advisors' Inner Circle Fund Chartwell Small Cap Value Fund acquired the assets of the AST Chartwell Small Cap Value Fund. The operations of the Advisors' Inner Circle Fund Chartwell Small Cap Value Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Small Cap Value Fund. See
      Note 1 in Notes to Financial Statements.
   ** Annualized.
  (1) Total return is for the period indicated and has not been annualized. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns would have been lower had certain fees not been waived and/or expenses assumed by the Advisor during the periods indicated.
  (2) Per share net investment income and net realized and unrealized gain/(loss) calculated using average shares.
   Amounts designated as "--" are $0 or have been rounded to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)

NOTE 1 - ORGANIZATION

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 36 funds. The financial statements herein are those of the Chartwell U.S. Equity Fund (formerly the Chartwell Large Cap Core Fund) and the Chartwell Small Cap Value Fund (individually a "Fund", collectively the "Funds"). The financial statements of the remaining Funds are not presented herein, but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

On November 25, 2002, the shareholders of the ASTChartwell Large Cap Value Fund and AST Chartwell Small Cap Value Fund (the "AST Portfolios") voted to approve a tax-free Reorganization of the ASTPortfolios through a transfer of assets valued at $18,598,239 and shares of 2,270,869 to The Advisors' Inner Circle Fund Chartwell U.S. Equity Fund and a transfer of asset valued at $16,232,986 and shares of 1,277,622 to the Chartwell Small Cap Value Fund. The Reorganization took place after close of business on December 6, 2002.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

     USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent,

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)

     third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     CLASSES: Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net assets.

     EXPENSES: Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. Dividends from net investment income, if any, are declared and paid to shareholders annually for each of the Funds. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)

NOTE 3 - TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

NOTE 4 - ADMINISTRATION, DISTRI BUTION AND TRANSFERAGENT AGREEMENTS

The Funds and the Administrator are parties to an Administration Agree ment under which the Administrator provides management and administrative services for an annual fee of 0.10% of the Funds' aggregate average daily net assets of the first $250 million and 0.09% of the Funds' aggregate average daily net assets in excess of $250 million of the Funds, subject to a minimum of $180,000. For purposes of this calculation, the assets and fees paid include those of the Chartwell Dividend and Income Fund, Inc., a fund whose financials are presented separately.

The Trust and Distributor are parties to a Distribution Agreement. Under the distribution plan (the "Plan"), the Distributor may receive up to 0.25% of each Fund's average daily net assets attributable to Advisor Class shares as compensation for distribution and services pursuant to Rule 12b-1 of the 1940 Act. The Distributor will not receive any compensation for the distribution of Institutional Class shares of the Funds.

Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

NOTE 5 - INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

Chartwell Investment Partners (the "Advisor") provides the Funds with investment management services under an Investment Advisory Agreement with the Trust. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50%

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)

based upon the Funds' average daily net assets of the Chartwell U.S. Equity Fund and 0.80% based upon the Funds' average daily net assets of the Chartwell Small Cap Value Fund. For the six months ended April 30, 2006, the Chartwell U.S. Equity Fund and the Chartwell Small Cap Value Fund incurred $28,843 and $95,083, respectively, in Advisory Fees.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it, by each Fund, and to pay each Fund's operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 1.00% of average daily net assets for the Chartwell U.S. Equity Fund - Advisor Class, 0.75% for the Chartwell U.S. Equity Fund - Institutional Class, 1.35% for the Chartwell Small Cap Value Fund - Advisor Class and 1.10% for the Chartwell Small Cap Value Fund - Institutional Class. Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years, if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, during the sixth and seventh year of the Fund's oper ations, respectively. Any such reimbursement is also contingent upon the Board's review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses. For the six months ended April 30, 2006, the Advisor reduced its fees and reimbursed Fund expenses in the amount of $42,941 for the Chartwell U.S. Equity Fund and $59,746 for the Chartwell Small Cap Value Fund, which included reimbursements from the Advisor in the amount of $14,098 for Chartwell U.S. Equity Fund. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $361,513 for the Chartwell U.S. Equity Fund and $415,666 for the Chartwell Small Cap Value Fund at April 30, 2006. Accumulative expenses subject to recapture expire as follows:

                                      CHARTWELL         CHARTWELL
                                     U.S. EQUITY        SMALL CAP
                      YEAR              FUND            VALUE FUND
                      ----           -----------       ------------
                      2006            $222,164          $190,381
                      2007              34,899            55,916
                      2008              61,509           109,623
                      2009              42,941            59,746

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

NOTE 6 - INVESTMENT TRANSACTIONS

For the period ended April 30, 2006, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell U.S. Equity Fund were $2,792,234 and $3,138,883, respectively. For the period ended April 30, 2006, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Small Cap Value Fund were $14,111,230 and $13,786,554, respectively. There were no purchases or sales of long-term U.S. Government securities.

NOTE 7 - SHARE TRANSACTIONS

                                               CHARTWELL U.S.EQUITY FUND
                                           ---------------------------------
                                               NOVEMBER 1,          YEAR
                                                2005 TO             ENDED
                                             APRIL 30, 2006      OCTOBER 31,
                                              (UNAUDITED)           2005
--------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Advisor Class Shares:
  Issued ...............................            --               --
  In Lieu of Cash Distributions ........             1               --
  Redeemed .............................            --               --
--------------------------------------------------------------------------------
    Net Increase in Advisor Class Shares             1               --
--------------------------------------------------------------------------------
Institutional Class Shares:
  Issued ...............................         2,641           96,935
  In Lieu of Cash Distributions ........         5,574            6,341
  Redeemed .............................       (52,722)         (93,766)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional
    Class Shares .......................       (44,507)           9,510
================================================================================
    Net Increase (Decrease) in Shares ..       (44,506)           9,510
================================================================================

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)

                                             CHARTWELL SMALL CAP VALUE FUND
                                           ---------------------------------
                                               NOVEMBER 1,          YEAR
                                                2005 TO             ENDED
                                             APRIL 30, 2006      OCTOBER 31,
                                              (UNAUDITED)           2005
--------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Advisor Class Shares:
  Issued ...............................            --               --
  In Lieu of Cash Distributions ........            12               11
  Redeemed .............................            --               --
--------------------------------------------------------------------------------
    Net Increase in Advisor Class Shares            12               11
--------------------------------------------------------------------------------
Institutional Class Shares: ............
  Issued ...............................        42,804           54,474
  In Lieu of Cash Distributions ........       200,343          246,086
  Redeemed .............................       (39,535)        (608,538)+
--------------------------------------------------------------------------------
    Net Increase (Decrease) in
    Institutional Class Shares .........       203,612         (307,978)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Shares ..       203,624         (307,967)
================================================================================

+  Includes redemptions as a result of an in-kind transfer of securities (see
   Note 9).

NOTE 8 - FEDERAL TAX INFORMATION

It is the Funds' intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax differences relating to distributions received from REITs resulted in a reclassification of $6,766 to undistributed net investment income and a reclassification of $(6,766) to accumulated net realized gain. These reclassifications had no impact on net assets or the net asset value of the portfolio.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)

The tax character of dividends and distributions paid during the last two years were as follows:
                                            ORDINARY     LONG TERM
                                             INCOME     CAPITAL GAIN    TOTAL
                                           ----------   ------------    -----
CHARTWELL U.S. EQUITY FUND
         2005 .........................     $ 91,445     $       --  $  91,445
         2004 .........................      274,338             --    274,338
CHARTWELL SMALL CAP VALUE FUND
         2005 .........................   $1,691,600     $2,265,626  $3,957,226
         2004 .........................       70,144             --      70,144

As of October 31, 2005, the components of Distributable Earnings (Accumulated Losses) were as follows:
                                              CHARTWELL        CHARTWELL
                                             U.S. EQUITY       SMALL CAP
                                                FUND           VALUE FUND
                                            -------------     ------------
Undistributed Ordinary Income ..........    $    57,675        $1,441,681
Undistributed Long Term Capital Gain ...             --         1,683,334
Capital Loss Carryforwards .............     (4,386,396)               --
Net Unrealized Appreciation ............        327,030         1,807,135
                                             ----------        ----------
Total Distributable Earnings
  (Accumulated Losses) .................    $(4,001,691)       $4,932,150
                                            ===========        ==========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended October 31, 2005, Chartwell U.S. Equity Fund utilized $51,981 of capital loss carry forwards to offset capital gains.

As of October 31, 2005, the Chartwell U.S. Equity Fund had capital loss carryforwards expiring as follows:
                                                                CHARTWELL
                                                               U.S. EQUITY
                                                                   FUND
                                                             ---------------
2009 .................................................        $  (423,813)
2010 .................................................         (3,523,423)
2011 .................................................           (439,160)
                                                              -----------
                                                              $(4,386,396)
                                                              ===========

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)

For Federal income tax purposes, the cost of securities owned at April 30, 2006, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2006, were as follows:


                                              CHARTWELL        CHARTWELL
                                             U.S. EQUITY       SMALL CAP
                                                FUND           VALUE FUND
                                            -------------     ------------
Federal tax cost ..................         $10,915,997       $21,750,186
                                            -----------       -----------
Gross unrealized appreciation .....           1,032,326         4,432,209
Gross unrealized depreciation .....            (186,791)         (515,576)
                                            -----------       -----------
Net unrealized appreciation .......         $   845,535       $ 3,916,633
                                            ===========       ===========
NOTE 9 - IN-KIND TRANSACTIONS

During the year ended October 31, 2005, Chartwell Small Cap Value Fund redeemed 392,636 shares of beneficial interest in exchange for securities valued at $5,944,512 with a realized gain of $616,269.

During the year ended October 31, 2004, Chartwell U.S. Equity Fund issued 26,073 shares of beneficial interest in exchange for an investor's assets valued at $249,255.

NOTE 10 - OTHER

At April 30, 2006, 81% of total shares outstanding were held by three record shareholders in the Chartwell U.S. Equity Fund and 51% of total shares outstanding were held by four record shareholders in the Chartwell Small Cap Value Fund.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2006                                                       (Unaudited)

NOTE 11 - CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board has selected Ernst & Young LLP (E&Y) to serve as the Funds' independent registered public accounting firm for the Funds' fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Funds' fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Funds' former auditor, KPMG LLP. The dismissal of KPMG LLP, the Funds' former independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended October 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Funds' financial statements for the fiscal years ended October 31, 2005 and October 31, 2004 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Funds' fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Funds' financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

--------------------------------------------------------------------------------
                              BEGINNING      ENDING                  EXPENSE
                               ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                VALUE        VALUE      EXPENSE      DURING
                               11/1/05      4/30/06     RATIOS       PERIOD*
--------------------------------------------------------------------------------
CHARTWELL U.S. EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Advisor Class                $1,000.00     $1,082.20     1.00%        $5.44
Institutional Class          $1,000.00     $1,084.50     0.75%        $3.88
HYPOTHETICAL 5% RETURN
Advisor Class                $1,000.00     $1,091.57     1.00%        $5.28
Institutional Class          $1,000.00     $1,021.08     0.75%        $3.76
--------------------------------------------------------------------------------
CHARTWELL SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Advisor Class                $1,000.00     $1,164.80     1.35%        $7.67
Institutional Class          $1,000.00     $1,165.70     1.10%        $5.91
HYPOTHETICAL 5% RETURN
Advisor Class                $1,000.00     $1,017.70     1.35%        $7.15
Institutional Class          $1,000.00     $1,019.34     1.10%        $5.51
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period shown).

ADVISOR
Chartwell Investment Partners
1235 Westlakes Drive
Suite 400
Berwyn, PA 19312
(610) 296-1400


DISTRIBUTOR
SEI Investments Distribution Company
One Freedom Valley Drive
Oaks, PA 19456


CUSTODIAN
Wachovia Bank, N.A.
123 Broad Street
Philadelphia, PA 19109


TRANSFER AGENT
Forum Shareholder Services, LLC
Two Portland Square
Portland, ME 04101


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004


INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
Two Commerce Square
Suite 4000
2001 Market Street
Philadelphia, PA 19103


The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling (610) 296-1400; and (ii) on the Commission's website at http://www.sec.gov.


CIP-SA-001-0200

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              -------------------------------
                                              Michael Lawson
                                              Controller & CFO


Date:  June 21, 2006

* Print the name and title of each signing officer under his or her signature.